MASSMUTUAL SELECT FUNDS

MassMutual Select T. Rowe Price International Equity Fund

Supplement dated July 16, 2018 to the

Summary Prospectus dated February 9, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, Jonathan H.W. Matthews is no longer a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund and the information related to Jonathan H.W. Matthews under the heading Portfolio Managers in the section titled Management is hereby removed.

Effective immediately, the following information supplements the information under the heading Portfolio Managers in the section titled Management:

Sebastien Mallet is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since July 2018.

Effective immediately, the following information replaces the information for Raymond A. Mills under the heading Portfolio Managers in the section titled Management:

Raymond A. Mills, Ph.D., CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TRIE-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2018 to the

Prospectus dated February 9, 2018

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, Jonathan H.W. Matthews is no longer a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund and the information related to Jonathan H.W. Matthews found on page 8 under the heading Portfolio Managers in the section titled Management is hereby removed.

Effective immediately, the following information supplements the information found on pages 7 and 8 under the heading Portfolio Managers in the section titled Management:

Sebastien Mallet is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since July 2018.

Effective immediately, the following information replaces the information for Raymond A. Mills found on pages 7 and 8 under the heading Portfolio Managers in the section titled Management:

Raymond A. Mills, Ph.D., CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since its inception (February 2018).

Effective immediately, the following information replaces the third sentence of the second paragraph found under the heading Subadviser and Portfolio Managers on page 20 in the section titled Management of the Fund:

In addition, T. Rowe Price International Ltd (“T. Rowe Price International”) serves as sub-subadviser for the Fund and, subject to the supervision of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of the Fund (which includes selecting foreign investments in developed and emerging market countries).

Effective immediately, the information related to Jonathan H.W. Matthews found on page 21 under the heading Subadviser and Portfolio Managers in the section titled Management of the Fund is hereby removed.

Effective immediately, the following information supplements the information for T. Rowe Price Associates, Inc. found on pages 20 and 21 under the heading Subadviser and Portfolio Managers in the section titled Management of the Fund:

Sebastien Mallet

is a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund. Mr. Mallet is a Vice President and Portfolio Manager for T. Rowe Price International. He joined T. Rowe Price International in 2005 and his investment experience dates from 2000. Mr. Mallet has served as a portfolio manager for T. Rowe Price International throughout the past five years.

Effective immediately, the following information replaces the information for T. Rowe Price Associates, Inc. related to Raymond A. Mills and Richard N. Clattenburg found on page 20 under the heading Subadviser and Portfolio Managers in the section titled Management of the Fund:

Raymond A. Mills, Ph.D., CFA

is a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund. Mr. Mills is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 1997 and his investment experience dates from that time. Mr. Mills has served as a portfolio manager for T. Rowe Price throughout the past five years.

Richard N. Clattenburg, CFA

is a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund. Mr. Clattenburg is a Vice President and Portfolio Manager for T. Rowe Price International. He joined T. Rowe Price International in 2005 and his investment experience dates from 2003. Mr. Clattenburg has served as an equity research analyst and portfolio manager (beginning in 2015) for T. Rowe Price International.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-TRIE-18-01

MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2018 to the

Prospectus dated February 9, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces the third sentence of the second paragraph found under the heading Subadviser and Portfolio Managers on page 49 in the section titled Management of the Funds:

In addition, T. Rowe Price International Ltd (“T. Rowe Price International”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Bond Asset Fund and, subject to the supervision of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of the Fund (which includes selecting foreign investments in developed and emerging market countries).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-TRUN-18-02

MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2018 to the

Statement of Additional Information dated February 9, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following information replaces the information in the second paragraph found under the heading Unaffiliated Subadviser on page B-61 in the section titled Investment Advisory and Other Service Agreements:

In addition, T. Rowe Price International Ltd serves as a sub-subadviser for the Fund. T. Rowe Price International Ltd is a direct subsidiary of T. Rowe Price. T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price International Ltd under which, subject to the supervision of T. Rowe Price, T. Rowe Price International Ltd is authorized to trade securities and make discretionary investment decisions on behalf of the Fund. Under the subadvisory agreement, T. Rowe Price International Ltd is authorized to effect securities transactions on behalf of the Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

Effective immediately, Jonathan H.W. Matthews is no longer a portfolio manager of the MassMutual Select T. Rowe Price International Equity Fund and the information related to Jonathan H.W. Matthews found on page B-97 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information is hereby removed.

Effective immediately, the following information replaces similar information for T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd found on page B-97 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of the MM Select T. Rowe Price International Equity Fund are Raymond A. Mills, Richard N. Clattenburg, Sebastien Mallet, and Gonzalo Pangaro.

Effective immediately, the following information supplements the information for T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd found on page B-97 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Sebastien Mallet
Registered investment companies**	1	$10,868,653	0	$0
Other pooled investment vehicles	3	$67,494,636	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of May 31, 2018.
**	Does not include the MM Select T. Rowe Price International Equity Fund.

Effective immediately, the following information supplements the information for T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd found on page B-97 under the heading Ownership of Securities in the section titled Appendix C – Additional Portfolio Manager Information:

As of May 31, 2018, Mr. Mallet did not own any shares of the MM Select T. Rowe Price International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-TRIE-18-02

MASSMUTUAL SELECT FUNDS

Supplement dated July 16, 2018 to the

Statement of Additional Information dated February 9, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following information replaces the information in the second paragraph found under the heading Unaffiliated Subadviser on pages B-59 and B-60 in the section titled Investment Advisory and Other Service Agreements:

In addition, T. Rowe Price International Ltd serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund. T. Rowe Price International Ltd is a direct subsidiary of T. Rowe Price. T. Rowe Price has entered into a subadvisory agreement with T. Rowe Price International Ltd under which, subject to the supervision of T. Rowe Price, T. Rowe Price International Ltd is authorized to trade securities and make discretionary investment decisions on behalf of the MM Select T. Rowe Price Bond Asset Fund. Under the subadvisory agreement, T. Rowe Price International Ltd is authorized to effect securities transactions on behalf of the MM Select T. Rowe Price Bond Asset Fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-TRUN-18-03